Average Annual Total Returns - FidelityEnhancedETFs-ComboPro - FidelityEnhancedETFs-ComboPro - Fidelity Enhanced Large Cap Growth ETF	Oct. 30, 2024
Fidelity Enhanced Large Cap Growth ETF | Return Before Taxes
Average Annual Return:
Past 1 year	38.84%
Past 5 years	18.70%
Past 10 years	13.88%
Fidelity Enhanced Large Cap Growth ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	38.59%
Past 5 years	17.29%
Past 10 years	12.48%
Fidelity Enhanced Large Cap Growth ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	23.14%
Past 5 years	14.91%
Past 10 years	11.14%
RS004
Average Annual Return:
Past 1 year	42.68%
Past 5 years	19.50%
Past 10 years	14.86%
RS001
Average Annual Return:
Past 1 year	26.53%
Past 5 years	15.52%
Past 10 years	11.80%